Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net Current [Abstract]
Accounts Receivable, Net
14.	Accounts receivable, net

(In thousands)	December 31, 2019	December 31, 2020
Accounts receivable	26,262	10,034
Less: Allowance for doubtful accounts	(495)	(3,289)
Accounts receivable, net	25,767	6,745

The following table presents movement in the allowance for doubtful accounts:

(In thousands)	December 31, 2019	December 31, 2020
Balance at beginning of the year	473	495
Additions	74	2,785
Reversal	(30)	—
Write-off	(20)	—
Exchange difference	(2)	9
Balance at end of the year	495	3,289